Note 4 - Discontinued Operations - Components of Balance Sheet Accounts (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Prepaid expenses and other current assets		$ 231,978	$ 278,891
Total Current Assets		231,978	1,248,569
Liabilities:
Accrued expenses - leases			66,101
Total Current Liabilities	1,030,535	1,240,000	3,907,368
Network [Member]
Liabilities:
Accrued expenses - leases	$ 1,030,535	$ 1,240,000	$ 3,284,467